Investments and Equity Method Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments and Equity Method Investments
Investments and equity method investments consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Investments:
Genomatica, Inc. preferred stock	$55,000	$55,000
Synlogic, Inc. common stock	19,339	13,696
Synlogic, Inc. warrants	7,772	5,504
Cronos Group Inc. common stock	7,660	—
Non-marketable equity securities	15,000	—

Total	$104,771	$74,200

Equity method investments (1) :
Joyn Bio, LLC	$16,357	$28,924

Total	$16,357	$28,924

(1)	Equity method investments in Platform Ventures with a carrying value of zero as of September 30, 2021 and December 31, 2020 were excluded from the table.
(Losses) gains on investments and equity method investments consisted of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
(Loss) gain on investments:
Synlogic, Inc. common stock	$(5,327)	$(64)	$5,642	$(3,551)
Synlogic, Inc. warrants	(2,140)	(26)	2,268	(1,427)
Cronos Group Inc.	(4,901)	—	(4,901)	—
Total	$(12,368)	$(90)	$3,009	$(4,978)

Loss on equity method investments:
Joyn Bio, LLC	$(4,192)	$(237)	$(12,567)	$(2,151)
Allonnia, LLC	—	—	(12,698)	—
Arcaea LLC	(35,459)	—	(47,356)	—

Total	$(39,651)	$(237)	$(72,621)	$(2,151)

Investments and equity method investments consisted of the following (in thousands):

	As of December 31,
	2020	2019
Investments:
Genomatica, Inc. preferred stock	$55,000	$55,000
Synlogic, Inc. warrant	5,504	6,574

Total	$60,504	$61,574

Equity method investments:
Joyn Bio, LLC	$28,924	$29,320
Synlogic, Inc.	13,696	16,359

Total	$42,620	$45,679

Loss on investments and equity method investments consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019
Loss on investments:
Synlogic, Inc. warrant	$(1,070)	$(7,797)

Total	$(1,070)	$(7,797)

Loss on equity method investments:
Joyn Bio, LLC	$(396)	$(1,730)
Glycosyn, LLC	—	(1,323)
Synlogic, Inc.	(2,663)	(19,403)
Allonnia, LLC	—	(24,480)

Total	$(3,059)	$(46,936)

Schedule of Unaudited Financial Information	As a result, the following table shows summarized unaudited financial information for Arcaea for the nine months ended September 30, 2021(1) (in thousands):

Revenue	$—
Total operating expenses	$(3,596)
Loss from operations	$(3,596)
Net loss	$(3,551)

(1)	Arcaea was founded in 2021, therefore, prior year comparative periods are not applicable.

The combined summarized financial information for the Company’s equity method investments, which includes Joyn, Synlogic, Inc. (“Synlogic”), Motif, Allonnia and Glycosyn consisted of the following (in thousands):

	As of December 31,
	2020	2019
Assets	$319,311	$397,280
Liabilities	$42,441	$39,832

	Year Ended December 31,
	2020	2019
Revenue	$545	$3,579
Total operating expenses	$(125,742)	$(134,444)
Loss from operations	$(125,197)	$(130,865)
Net loss	$(123,480)	$(125,290)